CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) ¥ in Thousands, $ in Thousands		CNY (¥) shares	USD ($) shares	IPO CNY (¥)	Class A Ordinary Shares CNY (¥) shares	Class A Ordinary Shares Class A Ordinary Shares CNY (¥) shares		Class A Ordinary Shares Class A Ordinary Shares IPO CNY (¥) shares	Class A Ordinary Shares Class B Ordinary Shares CNY (¥) shares	Class A Ordinary Shares Class C Ordinary Shares CNY (¥) shares	Treasury Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital IPO CNY (¥)	Accumulated Deficit CNY (¥)	Accumulated Other Comprehensive Income (Loss) CNY (¥)
Beginning Balance at Dec. 31, 2020		¥ (5,211,679)			¥ 11									¥ (5,213,773)	¥ 2,083
Beginning Balance, Shares at Dec. 31, 2020 | shares					18,782,620
Net loss		(816,547)												(816,547)
Accretion on convertible redeemable preferred shares		(508,627)												(508,627)
Issuance of ordinary shares at the initial public offering ("IPO"), net of issuance cost				¥ 1,488,866				¥ 78					¥ 1,488,788
Issuance of ordinary shares at the initial public offering ("IPO"), net of issuance cost, Shares | shares	[1]							12,072,478
Conversion of Class A/B/C ordinary shares upon the completion of IPO					¥ (11)	¥ 4				¥ 7
Conversion of Class A/B/C ordinary shares upon the completion of IPO, Shares | shares					(18,782,620)	7,334,873	[1]		160,411	11,287,336
Conversion of convertible redeemable preferred shares upon the completion of IPO		11,001,310				¥ 456			¥ 305			¥ 11,000,549
Conversion of convertible redeemable preferred shares upon the completion of IPO, Shares | shares						70,254,680	[1]		47,079,692
Issuance of ordinary shares upon exercise of options		70				¥ 70
Issuance of ordinary shares upon exercise of options Shares | shares	[1]					2,627,997
Share-based compensation		454,482										454,482
Exercise of warrant		10,345				¥ 1						10,344
Exercise of warrant, Shares | shares	[1]					126,349
Foreign currency translation adjustments		2,239													2,239
Ending Balance at Dec. 31, 2021		6,420,459				¥ 609			¥ 305	¥ 7		12,954,163		(6,538,947)	4,322
Ending Balance, Shares at Dec. 31, 2021 | shares						92,416,377	[1]		47,240,103	11,287,336
Net loss		(2,467,937)												(2,467,937)
Issuance of ordinary shares upon exercise of options		2,864				¥ 0						2,864
Issuance of ordinary shares upon exercise of options Shares | shares	[1]					3,971,624
Share-based compensation		174,236										174,236
Repurchase of ordinary shares value		(217,920)									¥ (217,920)
Repurchase of ordinary shares | shares											(5,699,315)
Foreign currency translation adjustments		(30,030)													(30,030)
Ending Balance at Dec. 31, 2022		3,881,672				¥ 609			¥ 305	¥ 7	¥ (217,920)	13,131,263		(9,006,884)	(25,708)
Ending Balance, Shares at Dec. 31, 2022 | shares						96,388,001	[1]		47,240,103	11,287,336	(5,699,315)
Net loss		(156,250)	$ (22,007)											(156,250)
Issuance of ordinary shares upon exercise of options		¥ 2,822				¥ 0						2,822
Issuance of ordinary shares upon exercise of options Shares | shares		3,648,341	3,648,341			3,648,341	[1]
Share-based compensation		¥ 134,402										134,402
Repurchase of ordinary shares value		(160,068)									¥ (160,068)
Repurchase of ordinary shares | shares											(6,541,148)
Foreign currency translation adjustments		8,883													8,883
Ending Balance at Dec. 31, 2023		¥ 3,711,461	$ 522,749			¥ 609			¥ 305	¥ 7	¥ (377,988)	¥ 13,268,487		¥ (9,163,134)	¥ (16,825)
Ending Balance, Shares at Dec. 31, 2023 | shares						100,036,342	[1]		47,240,103	11,287,336	(12,240,463)

[1]	The number of Class A Ordinary shares herein does not include shares nominally held by depositary bank for future issuance under the Company’s Share Incentive Plan.